Note 19 - Supplemental Cash Flow Disclosure - Non-cash Transactions (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Issuance of shares for interest on convertible debt		$ 120	$ 137	$ 94	$ 94
Issuance of broker warrants included in net proceeds from public offering		283	406	144	144
Public offering transaction costs included in trade and other payables	381		132	416	381
Interest receivable included in receivables		96	7
Reduction in share issue costs from reduction in trade and other payables				109	109
Private Placement transaction costs included in trade and other payables	40			50	40
Equipment included in trade and other payables	288	12	216	269	288
Interest payable included in trade and other payables	$ 18	$ 40	$ 40	$ 4	$ 18